Share capital (Details Narrative) - USD ($)	Aug. 13, 2025	May 27, 2025	Apr. 30, 2025	Apr. 30, 2024
IfrsStatementLineItems [Line Items]
Divided ordinary shares			20,000,000,000
Par value per share			$ 0.000025
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.001
Ordinary share [member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 4.00	$ 0.000025
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Authorized share capital			$ 500,000
Divided ordinary shares			500,000,000
Ordinary shares issued			33,350,000	33,350,000
Ordinary shares outstanding			33,350,000	33,350,000
Ordinary shares [member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Authorized share capital		$ 500,000
Divided ordinary shares		20,000,000,000
Ordinary shares issued		20,000,000,000